}
                            SULLIVAN & WORCESTER LLP
                               1666 K STREET, N.W.
                             WASHINGTON, D.C. 20006
                             TELEPHONE: 202-775-1200
                             FACSIMILE: 202-293-2275

1290 AVENUE OF THE AMERICAS                      ONE POST OFFICE SQUARE
29th FLOOR                                       BOSTON, MASSACHUSETTS 02109
NEW YORK, NEW YORK 10104                         TELEPHONE: 617-338-2800
TELEPHONE: 212-660-3000                          FACSIMILE: 617-338-2880
FACSIMILE: 212-660-3001

                                                  December 7, 2007



VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


                           Met Investors Series Trust
                           (Lazard Mid-Cap Portfolio)
                                 CIK: 0001126087



Ladies and Gentlemen:

     Pursuant to the Securities Act of 1933, as amended, and the General Rules and Regulations thereunder, enclosed for filing electronically is the Registration Statement on Form N-14 of Met Investors Series Trust (the "Trust"). This filing relates to the acquisition of the assets and liabilities of Batterymarch Mid-Cap Stock Portfolio, a series of the Trust, by and in exchange for shares of Lazard Mid-Cap Portfolio, a series of the Trust.

     Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1205.

                                              Very truly yours,



                                              /s/Robert N. Hickey
                                              -------------------------
                                              Robert N. Hickey

Enclosures
cc:  Elizabeth Forget
       Richard Pearson
       Jack Huntington
       John Rizzo
       Catherine Dent
       Nicole Bishop